SHARE CAPITAL (Details Narrative) - $ / shares	Mar. 31, 2025		Jan. 27, 2025	Jan. 23, 2025	Jan. 21, 2025	Dec. 20, 2024	Jul. 26, 2024	Jul. 15, 2024	May 27, 2024	Mar. 31, 2024	[1]	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares outstanding			2,587,500			2,583,820
Par value per share				$ 0.00005		$ 2.17
Number of shares issued					731,707	2,347,134
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share							$ 0.00005
Number of shares issued								6,869,960
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	410
Par value per share	$ 0.00005
Number of shares recapitalization									4,170,520
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	19,907	[1]								11,626		314
Number of shares recapitalization												257,480

[1]	In September 2024, the Company converted all issued Preferred Shares of DSL into ordinary shares of DSL at a ratio of 1 preferred share to 1 ordinary share.